CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of the year	€ 793,664	€ 647,706	€ 457,784
Cash flows from operating activities:
Profit before taxes	875,364	802,944	746,156
Amortization and depreciation	351,946	288,748	260,606
Provision accruals	14,253	15,573	13,473
Result from investments	(3,522)	(2,665)	(2,437)
Net finance costs	42,082	23,563	29,260
Other non-cash expenses, net	38,563	33,012	43,453
Net gains on disposal of property, plant and equipment and intangible assets	424	(283)	(2,585)
Change in inventories	(40,627)	(4,638)	(88,483)
Change in trade receivables	(22,377)	26,890	(1,745)
Change in trade payables	53,940	40,317	29,333
Change in receivables from financing activities	(76,694)	(107,353)	(44,123)
Change in other operating assets and liabilities	145,547	(83,013)	(72,803)
Finance income received	3,274	2,657	4,402
Finance costs paid	(42,600)	(13,966)	(36,222)
Income tax paid	(33,480)	(87,745)	(215,486)
Total	1,306,093	934,041	662,799
Cash flows used in investing activities:
Investments in property, plant and equipment	(352,154)	(300,794)	(188,904)
Investments in intangible assets	(353,458)	(337,542)	(202,506)
Proceeds from the sale of property, plant and equipment and intangible assets	4,539	1,392	3,663
Proceeds from exercising the Delta Topco option	0	0	8,307
Total	(701,073)	(636,944)	(379,440)
Cash flows used in financing activities:
Proceeds from the issuance of bonds and notes	298,316	0	694,172
Repayment of bonds and notes	(315,395)	0	0
Net change in bank borrowings	(3,516)	(3,584)	(790,869)
Proceeds from securitizations, net of repayments	92,173	94,709	141,115
Net change in lease liabilities	(3,896)	0	0
Net change in other debt	12,322	(7,988)	(8,280)
Dividends paid to owners of the parent	(192,664)	(133,095)	0
Cash distribution of reserves	0	0	(119,985)
Share repurchases	(386,749)	(100,093)	0
Dividends paid to non-controlling interest	(2,120)	(2,040)	(1,218)
Total	(501,529)	(152,091)	(85,065)
Translation exchange differences	791	952	(8,372)
Total change in cash and cash equivalents	104,282	145,958	189,922
Cash and cash equivalents at end of the year	€ 897,946	€ 793,664	€ 647,706